INCOME TAXES - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DTAs:
Policyholder reserves	$ 17.1	$ 21.8
Investments	0.3	0.3
Deferred acquisition costs	56.7	47.5
Nonadmitted	1.3	1.2
Net loss carry-forward	7.4	13.6
Tax credit carry-forward	0.0	0.9
Other (including items less than 5% of total ordinary tax assets)	0.8	0.6
Total gross DTAs	83.6	85.9
Nonadmitted DTAs	53.1	59.2
Admitted DTAs	30.5	26.7
DTLs:
Investments	(8.8)	(6.9)
Deferred and uncollected premium	0.0	0.0
Policyholder reserves	(2.7)	(3.2)
Other (including items less then 5% of total ordinary tax assets)	0.0	0.0
Total DTLs	(11.5)	(10.1)
Net admitted deferred tax assets/(net deferred tax liability)	19.0	16.6
DTAs, Changes:
Policyholder reserves	(4.7)
Investments	0.0
Deferred acquisition costs	9.2
Nonadmitted	0.1
Net loss carry-forward	(6.2)
Tax credit carry-forward	(0.9)
Other (including items less than 5% of total ordinary tax assets)	0.2
Total gross DTAs	(2.3)
Nonadmitted DTAs	(6.1)
Admitted DTAs	3.8
DTLs, Changes
Investments	(1.9)
Deferred and uncollected premium	0.0
Policyholder reserves	0.5
Other (including items less than 5% of total ordinary tax assets)	0.0
Total DTLs	(1.4)
Net admitted (DTL)/DTA	2.4
Ordinary
DTAs:
Policyholder reserves	17.1	21.8
Investments	0.0	0.0
Deferred acquisition costs	56.7	47.5
Nonadmitted	1.3	1.2
Net loss carry-forward	4.7	11.3
Tax credit carry-forward	0.0	0.9
Other (including items less than 5% of total ordinary tax assets)	0.8	0.6
Total gross DTAs	80.6	83.3
Nonadmitted DTAs	50.1	56.6
Admitted DTAs	30.5	26.7
DTLs:
Investments	0.0	0.0
Deferred and uncollected premium	0.0	0.0
Policyholder reserves	(2.7)	(3.2)
Other (including items less then 5% of total ordinary tax assets)	0.0	0.0
Total DTLs	(2.7)	(3.2)
Net admitted deferred tax assets/(net deferred tax liability)	27.8	23.5
DTAs, Changes:
Policyholder reserves	(4.7)
Investments	0.0
Deferred acquisition costs	9.2
Nonadmitted	0.1
Net loss carry-forward	(6.6)
Tax credit carry-forward	(0.9)
Other (including items less than 5% of total ordinary tax assets)	0.2
Total gross DTAs	(2.7)
Nonadmitted DTAs	(6.5)
Admitted DTAs	3.8
DTLs, Changes
Investments	0.0
Deferred and uncollected premium	0.0
Policyholder reserves	0.5
Other (including items less than 5% of total ordinary tax assets)	0.0
Total DTLs	0.5
Net admitted (DTL)/DTA	4.3
Capital
DTAs:
Policyholder reserves	0.0	0.0
Investments	0.3	0.3
Deferred acquisition costs	0.0	0.0
Nonadmitted	0.0	0.0
Net loss carry-forward	2.7	2.3
Tax credit carry-forward	0.0	0.0
Other (including items less than 5% of total ordinary tax assets)	0.0	0.0
Total gross DTAs	3.0	2.6
Nonadmitted DTAs	3.0	2.6
Admitted DTAs	0.0	0.0
DTLs:
Investments	(8.8)	(6.9)
Deferred and uncollected premium	0.0	0.0
Policyholder reserves	0.0	0.0
Other (including items less then 5% of total ordinary tax assets)	0.0	0.0
Total DTLs	(8.8)	(6.9)
Net admitted deferred tax assets/(net deferred tax liability)	(8.8)	$ (6.9)
DTAs, Changes:
Policyholder reserves	0.0
Investments	0.0
Deferred acquisition costs	0.0
Nonadmitted	0.0
Net loss carry-forward	0.4
Tax credit carry-forward	0.0
Other (including items less than 5% of total ordinary tax assets)	0.0
Total gross DTAs	0.4
Nonadmitted DTAs	0.4
Admitted DTAs	0.0
DTLs, Changes
Investments	(1.9)
Deferred and uncollected premium	0.0
Policyholder reserves	0.0
Other (including items less than 5% of total ordinary tax assets)	0.0
Total DTLs	(1.9)
Net admitted (DTL)/DTA	$ (1.9)